OCTOBER 4, 2016

SUPPLEMENT TO THE HARTFORD FLOATING RATE HIGH INCOME FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

SUMMARY PROSPECTUS DATED MARCH 1, 2016

This supplement contains new and additional information and should be read in connection with your Summary Prospectus.

1.              Effective immediately, under the heading “Principal Investment Strategy,” the last sentence of the first paragraph is deleted in its entirety.

2.              Effective immediately, under the heading “Principal Risks,” “Non-Diversification Risk” is deleted in its entirety.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7287	October 2016